SHARE CAPITAL - Disclosure of performance share units plan (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Performance share units, outstanding, beginning of period	616,000	200,000
Granted	603,000	446,000
Cancelled	0	(30,000)
Settled for shares	0	0
Settled for cash	0	0
Performance share units, outstanding, end of period	1,219,000	616,000